Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10: RELATED PARTY TRANSACTIONS

On August 14, 2018, we entered into a payment agreement with 33 Degrees Convenience Connect, Inc. (“33 Degrees”) outlining terms for repayment of $2,567 of aged accounts receivable as of that date. The payment agreement stipulates a simple interest rate of 12% on aged accounts receivable to be paid on the tenth day of each month through the maturity date of December 31, 2019. Payments under the agreement are due as follows: $450 paid August 14, 2018, $350 to be paid November 1, 2018, $450 to be paid March 2, 2018 and $150 to be paid on the first day of each month thereafter through the maturity date. As a result of entry into this payment agreement, we have reclassified $900 to long-term receivables in the balance sheet as we anticipate collecting those balances greater than one year from the balance sheet date.

On April 27, 2018, we entered into the Fourth Amendment to the Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained a $1.1 million revolving loan, with interest thereon at 8% per annum; provided however at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000 then the Loan Rate shall be 10%, of which eight percent 8% shall be payable in cash and 2% shall be paid by the issuance of and treated as additional principal of the Term Loan (“PIK”); provided, further, however, that the Loan Rate with respect to the Disbursed Escrow Loan shall be 0%. The revolving loan matures on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 143,791 shares of Creative Realities’ common stock at a per share price of $7.65 (subject to adjustment). The fair value of the warrants was $543, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

The Fourth Amendment to the Loan and Security Agreement included entry into a Secured Disbursed Escrow Promissory Note between the Company and Slipstream, a related party investor, and, effective June 30, 2018 we drew $264 in conjunction with our exit from a previously leased operating facility. The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained a $1.0 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued the lender a five-year warrant to purchase up to 61,729 shares of Creative Realities’ common stock at a per share price of $8.10 (subject to adjustment). The fair value of the warrants was $266, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

For the three and six months ended June 30, 2018, the Company had sales with a related party entity that is approximately 17.5% owned by a member of senior management. Sales were $618, or 8.6%, and $1,035, or 9.2% of consolidated revenue for the three and six months ended June 30, 2018. Accounts receivable due from the related party was $2,650, or 46.8%, and $3,017, or 51.0% of consolidated accounts receivable at June 30, 2018 and December 31, 2017, respectively.

For the three and six months ended June 30, 2017, the Company had sales with a related party entity that is approximately 17.5% owned by a member of senior management. Sales were $1,368, or 38.3%, and $1,477, or 14.8% of consolidated revenue for the three and six months ended June 30, 2017.

In December 2016 and January 2017, the Company’s majority shareholder and investor, Slipstream Communications LLC acquired all of the Company’s outstanding debt (see Note 8).

NOTE 8: RELATED PARTY TRANSACTIONS

As discussed in Note 1, on September 1, 2017, our CEO received 106,602 shares of our common stock valued at $1,119, as part of the issuance of the ConeXus Holdback shares. During the year-ended December 31, 2017, 181,421 of the 293,564 shares of common stock were issued to the CEO upon conversion of preferred stock.

For the years-ended December 31, 2017 and 2016, the Company had sales of $3,390 and $1,344, respectively, with a related party entity that is 22.5% owned by a member of senior management. Accounts receivable due from the related party was $3,017 and $543 at December 31, 2017 and 2016, respectively.

On November 13, 2017, Slipstream Communications, LLC, a related party investor, extended the maturity date of the term loan for which we issued to Slipstream Communications a five-year warrant to purchase up to 196,079 shares of common stock at a per-share price of $8.40 (subject to adjustment). The fair value of the warrants on the issuance date was $1.0 million.

On August 10, 2017, Slipstream Communications, LLC, a related party investor, extended the maturity date of the term loan for which we issued to Slipstream Communications a five-year warrant to purchase up to 196,079 shares of common stock at a per-share price of $8.40 (subject to adjustment). The fair value of the warrants on the issuance date was $1.2 million.

In December 2016 and January 2017, the Company’s majority shareholder and investor, Slipstream Communications LLC acquired all of the Company’s outstanding debt (see Note 6).

On December 12, 2016, we entered into a $1.0 million secured revolving promissory note pursuant to the August 17, 2016 Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, with interest thereon at 8% per annum, maturing on February 1, 2017. In connection with the loan, we issued the lender a five-year warrant to purchase up to 51,416 shares of common stock at a per-share price of $8.40 (subject to adjustment), all pursuant to a securities purchase agreement. This note was repaid on January 12, 2017.

On August 17, 2016, we entered into a Loan and Security Agreement with Slipstream Communications, LLC, a related party investor, under which we obtained a $3.0 million term loan, with interest thereon at 8% per annum, maturing on August 17, 2018 (see Note 6). In connection with the loan, we issued the lender a five-year warrant to purchase up to 196,079 shares of Creative Realities’ common stock at a per share price of $8.40 (subject to adjustment).